Nov. 25, 2025
PACE Small/Medium Co Value Equity Investments | Class A Prospectus - PACE Small/Medium Co Value Equity Investments
Investment objective
Capital appreciation.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 136 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 251 of the fund's Statement of Additional Information. Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder fees (fees paid directly from your investment)
Class A
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None[1]
Exchange fee	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A
Management fees	0.70%
Distribution and/or service (12b-1) fees	0.25
Other expenses (includes administration fee of 0.10%)[2]	0.33
Total annual fund operating expenses	1.28

[1]  Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.

[2]  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$673	$934	$1,214	$2,010

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal strategies

Principal investments

The fund invests primarily in stocks of companies that are believed to be undervalued or overlooked in the marketplace. These stocks also generally have price-to-earnings ("P/E") ratios below the market average. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Value Index at the time of purchase. The fund invests only in stocks that are traded on major exchanges or the over-the-counter market.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as financials. The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations (i.e., capitalizations above the upper end of the market capitalization range of the companies in the Russell 2500® Value Index at the time of purchase) and other securities, including securities convertible into stocks. The fund may invest up to 10% of its total assets in non-US securities, which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of the subadvisors include:

•  A strategy that employs a fundamental, bottom-up, research-driven investment style and follows a disciplined investment process to identify high-quality companies.

•  A flexible value strategy that utilizes fundamental, bottom-up stock selection with top-down inputs considered as part of the sector allocation process.

•  A disciplined valuation-focused strategy based on deep fundamental research.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time. The table also includes the average annual returns of the Russell 2500 Value Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") assumed day-to-day management of a separate portion of the fund's assets on March 6, 2012. Victory Capital Management Inc., through its business unit branded as Integrity Asset Management ("Victory") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023. ARGA Investment Management, LP ("ARGA") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

PACE Small/Medium Co Value Equity Investments Annual Total Returns of Class A Shares

Total return January 1 - September 30, 2025: 1.96% Best quarter during calendar years shown—4Q 2020: 32.30% Worst quarter during calendar years shown—1Q 2020: (34.38)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2024)
Class (inception date)	1 year	5 years	10 years
Class A (11/27/00) Return before taxes	0.20%	6.47%	6.37%
Return after taxes on distributions	(3.82)	3.67	3.95
Return after taxes on distributions and sale of fund shares	2.65	4.71	4.48
Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)	23.81	13.86	12.55
Russell 2500 Value Index (Index reflects no deduction for fees, expenses or taxes.)	10.98	8.44	7.81